UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Alia Vasquez
U.S. Bank Global Fund Services
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6620
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

USA Mutuals Vitium Global Fund
Portfolio of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 27.0% *
BAE Systems PLC (b)	457,305	$3,421,277
The Boeing Co.	17,000	5,537,920
General Dynamics Corp.	30,000	5,290,500
Honeywell International, Inc.	15,700	2,778,900
L3Harris Technologies, Inc.	20,000	3,957,400
Lockheed Martin Corp.	17,300	6,736,274
Northrop Grumman Corp.	14,700	5,056,359
Raytheon Co.	33,390	7,337,118
		40,115,748
Alcoholic Beverages - 23.0%
Anheuser-Busch InBev S.A./N.V. (b)	50,000	4,077,958
Brown-Forman Corp. - Class B	75,625	5,112,250
Carlsberg A/S - Class B (b)	15,000	2,237,667
Constellation Brands, Inc. - Class A	34,650	6,574,837
Diageo PLC - ADR (b)	39,500	6,652,590
Heineken N.V. (b)	45,000	4,791,251
Pernod Ricard S.A. (b)	26,500	4,738,194
		34,184,747
Casinos, Gambling & Lotteries - 29.3% *
Churchill Downs, Inc.	27,300	3,745,560
Evolution Gaming Group AB (b)(l)	72,500	2,182,814
Galaxy Entertainment Group Ltd. (b)	1,155,000	8,508,014
GVC Holdings PLC (b)	250,000	2,928,047
Las Vegas Sands Corp.	121,000	8,353,840
Melco International Development Ltd. - ADR (b)	1,400,000	3,934,654
MGM Resorts International (i)	172,600	5,742,402
Sands China Ltd. (b)	850,000	4,543,267
Wynn Macau Ltd. (b)	1,474,600	3,633,372
		43,571,970
Mining - 1.9%
Cameco Corp. (b)	325,000	2,892,500
		2,892,500
REIT- 2.2%
Gaming and Leisure Properties, Inc. (i)	75,000	3,228,750
		3,228,750
Tobacco Manufacturing - 16.1%
Altria Group, Inc.	65,000	3,244,150
British American Tobacco PLC - ADR (b)	143,000	6,071,780
Philip Morris International, Inc.	110,500	9,402,445
Swedish Match AB (b)	100,000	5,154,622
		23,872,997
Total Common Stocks (Cost $94,326,243)		147,866,712

PREFERRED STOCKS - 0.0% (k)
Alcoholic Beverages - 0.0% (k)
Snake River Spirits (a)(d)(e)(f)(g)	36,096	12,500
Total Preferred Stocks (Cost $5,000,000)		12,500

	Principal Amount
CORPORATE BONDS - 0.0% (k)
Tobacco Manufacturing - 0.0% (k)
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00% (d)(e)(g)(h)	$1,500,000	–
Total Corporate Bonds (Cost $1,500,000)		–

WARRANTS - 0.0% (k)	Shares
Tobacco Manufacturing - 0.0% (k)
Bio Soil Enhancers, Inc. (a)(d)(e)(g)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENTS - 0.4%
Investment Company - 0.4%
First American Treasury Obligations Fund - Class X, 1.53% (c)	652,599	652,599
Total Short-Term Investments (Cost $652,599)		652,599

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81% (c)(j)	1,293,069	1,293,069
Total Investments Purchased with Cash
Proceeds from Securities Lending (Cost $1,293,069)		1,293,069

Total Investments (Cost $102,771,911) - 100.8%		149,825,630
Liabilities in Excess of Other Assets - (0.8)%		(1,161,638)
TOTAL NET ASSETS - 100.0%		$148,663,992

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of December 31, 2019.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At December 31, 2019, the value of these securities total $13,250 which represents 0.01% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer.
(g)	Level 3 security whose value was determined using significant unobservable inputs.
(h)	Security in default.
(i)	This security or portion of this security is out on loan at December 31, 2019. Total value of securities on loan is $1,266,837.
(j)	This security was purchased with cash proceeds from securities lending.
(k)	Amount calculated is less than 0.01%.
(l)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors.

ADR	- American Depositary Receipt.
PLC	- Public Limited Company.

Summary of Fair Value Exposure at December 31, 2019
The Vitium Global Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Vitium Global Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vitium Global Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vitium Global Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered.  Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vitium Global Fund's investments as of December 31, 2019:

Vitium Global Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$147,866,712	$-	$-	$147,866,712
Preferred Stocks	-	-	12,500	12,500
Corporate Bonds	-	-	-	-
Warrants	-	-	750	750
Short-Term Investments	652,599	-	-	652,599
Investments Purchased with Cash Proceeds from Securities Lending	1,293,069	-	-	1,293,069
Total*	$149,812,380	$-	$13,250	$149,825,630

*Additional information regarding the industry classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Vitium Global Fund.

The following is a reconciliation of the Vitium Global Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended December 31, 2019
Fair Value as of March 31, 2019	$125,750
Change in net unrealized appreciation (depreciation)	(112,500)
Fair Value as of December 31, 2019	$13,250

Total change in net unrealized (depreciation) relating to Level 3 investments still held at December 31, 2019	$(112,500)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vitium Global Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2019:

Investments	Fair Value as of December 31, 2019	Valuation Technique	Unobservable Inputs
Snake River Spirits - Preferred	$12,500	Discounted Cash Flow	Projected Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$-	Cash Flow	Projected Revenue

Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Projected Revenue Multiple

The following issuer was affiliated with the Vitium Global Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period ended December 31, 2019. Richard Sapio, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Snake River Spirits. See Section 2(a)(3) of the 1940 Act.

Vitium Global Fund

Snake
River Spirits

March 31, 2019
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$125,000

Gross Additions
Shares	31,096
Cost	$-

Gross Deductions
Shares	-
Cost	$-
Proceeds	$-

December 31, 2019
Balance
Shares	36,096
Cost	$5,000,000
Market Value	$12,500

Net realized gain (loss)	$-

Change in net unrealized appreciation (depreciation)	$(112,500)

Dividend income	$-

USA Mutuals Navigator Fund
Portfolio of Investments
December 31, 2019 (Unaudited)

SHORT-TERM INVESTMENTS - 95.1%	Maturity Date	Yield	Principal Amount/ Shares	Value
U.S. Treasury Bills - 79.5%
United States Treasury Bill	1/9/2020	1.234%	$5,000,000	$4,998,638
United States Treasury Bill (a)	1/23/2020	1.409%	2,000,000	1,998,291
United States Treasury Bill (a)	2/20/2020	1.492%	2,100,000	2,095,684
United States Treasury Bill	2/27/2020	1.491%	5,000,000	4,988,294
United States Treasury Bill	3/5/2020	1.487%	5,000,000	4,986,897
United States Treasury Bill	3/19/2020	1.471%	5,000,000	4,984,208
United States Treasury Bill	3/26/2020	1.499%	10,000,000	9,964,936
United States Treasury Bill (a)	4/9/2020	1.519%	2,000,000	1,991,723
United States Treasury Bill	4/16/2020	1.513%	5,000,000	4,977,940
United States Treasury Bill (a)	4/23/2020	1.529%	6,000,000	5,971,482
United States Treasury Bill (a)	4/30/2020	1.524%	11,500,000	11,442,162
United States Treasury Bill	5/7/2020	1.522%	5,000,000	4,973,422
United States Treasury Bill	5/21/2020	1.526%	5,000,000	4,970,420
United States Treasury Bill (a)	6/4/2020	1.538%	1,000,000	993,448
United States Treasury Bill (a)	6/11/2020	1.539%	22,000,000	21,849,342
United States Treasury Bill (a)	6/18/2020	1.543%	8,000,000	7,942,687
Total U.S. Treasury Bills (Cost $99,096,585)				99,129,574

Investment Company - 15.6%
First American Government Obligations Fund - Class X, 1.51% (b)			19,523,304	19,523,304
Total Investment Company (Cost $19,523,304)				19,523,304
Total Short-Term Investments (Cost $118,619,889)				118,652,878

Total Investments (Cost $118,619,889) - 95.1%				118,652,878
Other Assets in Excess of Liabilities - 4.9%				6,085,396
TOTAL NET ASSETS - 100.0%				$124,738,274

(a)	Includes assets to satisfy the margin requirements for derivative contracts. Total value of collateral is $32,870,000.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2019.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
December 31, 2019 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month - Year	Appreciation	Depreciation
Long Contracts:
S&P 500 E-MINI	$115,027,160	712	Mar-20	$1,119,118	$–
Total Long Contracts				$1,119,118	$–
Net Unrealized Appreciation				$1,119,118

Summary of Fair Value Exposure at December 31, 2019
The Navigator Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Navigator Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Navigator Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Navigator Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Navigator Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered.  Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Navigator Fund's investments and derivative investments as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$-	$99,129,574	$-	$99,129,574
Investment Company	$19,523,304	$-	$-	$19,523,304
Total Short-Term Investments	$19,523,304	$99,129,574	$-	$118,652,878

Futures Contracts
Long Futures Contracts	$1,119,118	$-	$-	$1,119,118
Total Futures Contracts	$1,119,118	$-	$-	$1,119,118

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Navigator Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   USA Mutuals

By (Signature and Title)  /s/ Richard Sapio
                                         Richard Sapio, President

Date:   February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Richard Sapio
                                         Richard Sapio, President

Date:    February 19, 2020

By (Signature and Title)  /s/ Cindy Clarke
                                         Cindy Clarke, Treasurer

Date:     February 12, 2020